Derivative Instruments Accounted for at Fair value - Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis (Detail) - USD ($)
$ in Thousands
	Jun. 30, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Amount Asset (Liability)	$ 3,509	$ 5,154
Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Amount Asset (Liability)		$ (5,154)
Fair Value Asset (Liability)	$ (3,509)